Plans with Obligations in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Domestic
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 245	$ 234
Accumulated benefit obligation	241	233
Fair value of plan assets	21	20
Foreign
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	342	35
Accumulated benefit obligation	320	29
Fair value of plan assets	$ 255	$ 3